Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment
				Exploration
	Plant and	Mining	Assets under	and evaluation
	equipment	properties	construction	expenditure	Total
Cost	$	$	$	$	$
Balance as of January 1, 2019	239,921	436,810	47,482	64,524	788,737
Additions	14,455	6,249	26,046	8,751	55,501
Change in estimate of decomissioning liability	3,713	-	-	-	3,713
Disposals	(11,768)	-	(28)	-	(11,796)
Transfers	23,348	4,016	(23,348)	(4,016)	-
Balance as of December 31, 2019	269,669	447,075	50,152	69,259	836,155
Additions	5,180	6,348	13,218	11,184	35,930
Change in estimate of decomissioning liability	5,427	-	-	-	5,427
Disposals	(4,514)	-	-	(2,032)	(6,546)
Transfers	24,783	25,979	(10,909)	(39,853)	-
Balance as of December 31, 2020	300,545	479,402	52,461	38,558	870,966

				Exploration
	Plant and	Mining	Assets under	and evaluation
	equipment	properties	construction	expenditure	Total
Accumulated depreciation	$	$	$	$	$
Balance as of January 1, 2019	156,223	335,960	-	13,041	505,224
Depletion, depreciation and amortization	21,447	15,093	-	-	36,540
Disposals	(10,724)	-	-	-	(10,724)
Balance as of December 31, 2019	166,946	351,053	-	13,041	531,040
Depletion, depreciation and amortization	27,475	13,958	-	-	41,433
Disposals	(3,293)	-	-	-	(3,293)
Transfers	12,310	731	-	(13,041)	-
Balance as of December 31, 2020	203,438	365,742	-	-	569,180
Net Book Value - December 31, 2020	97,107	113,660	52,461	38,558	301,786
Net Book Value - December 31, 2019	102,723	96,022	50,152	56,218	305,115
Net Book Value - December 31, 2018	83,698	100,850	47,482	51,483	283,513